INVENTORIES (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Raw materials	$ 3,642,000	$ 2,113,000
Finished goods	2,328,000	1,803,000
Sub-total inventories	5,970,000	3,916,000
Less reserve for slow moving and excess inventory	(3,248,000)	(1,061,000)
Total inventories, net	$ 2,722,000	$ 2,855,000